Representation and Warranty Reserve (Details) - USD ($) $ in Millions	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Representation and Warranty Reserve [Roll Forward]
Balance, beginning of period,	$ 40		$ 48	$ 53	$ 53				$ 54				$ 193	$ 40	$ 53	$ 53	$ 54	$ 193
Provision, charged to gain on sale for current loan sales	1			2										3	4	7	7	18
Provision, charged to representation and warranty (benefit) provision	(4)	$ (6)	$ (6)	(5)	(2)	$ (6)	$ 13	$ 5	$ (2)	$ (15)	$ 5	$ 29	$ 17	(6)	(7)	(19)	10	36
Total	(3)			(3)										(3)	(3)	(12)	17	54
Charge-offs, net	(1)			(2)										(1)	2	(1)	(18)	(193)
Balance, end of period	$ 36	$ 40		$ 48	$ 53	$ 53				$ 54				$ 36	$ 48	$ 40	$ 53	$ 54